Company information	6 Months Ended
Jun. 30, 2026
Disclosure Of Information Related To The Company [Abstract]
Company information	Company information
Nanobiotix, a société anonyme registered with the Paris registry of trade and companies under number 447 521 600 and having its registered office at 60 rue de Wattignies, 75012, Paris (“Nanobiotix” or the “Company” and, with its subsidiaries, the “Group”), is a late-stage clinical biotechnology company pioneering disruptive, physics-based therapeutic approaches to revolutionize treatment outcomes for millions of patients; supported by people committed to making a difference for humanity. The Company’s philosophy is rooted in the concept of pushing past the boundaries of what is known to expand possibilities for human life.

Incorporated in 2003, Nanobiotix is headquartered in Paris, France. The Company also has a subsidiary in Cambridge, Massachusetts (United States). The Group has been listed on Euronext Paris under the ticker symbol “NANO” since 2012 (ISIN: FR0011341205, Bloomberg Code: NANO:FP) and on the Nasdaq Global Select Market in the United States under the ticker symbol “NBTX” since December 2020.

The Group is the owner of more than 30 umbrella patent associated with three nanotechnology platforms: 1) Nanoradioenhancer platform, designed to increase the tumor-killing effect of radiotherapy without increasing the dose in surrounding healthy tissues; 2) Nanoprimer platform, designed to unleash the potential of innovative systemic therapeutic classes by enabling effective extrahepatic delivery; and 3) Neurological disease platform, designed to overcome the symptoms of debilitating neurological conditions by re-wiring the brain.

The Company’s efforts are concentrated on supporting Johnson & Johnson (J&J) in the advancement of JNJ-1900 (NBTXR3), the first product candidate of the Nanoradioenhancer platform and developing its new platforms.

Significant events of the period

May 2026 Global Offering
On May 26, 2026, the Company announced the closing of its global offering (the “Global Offering”), including in respect of the earlier total exercise by the underwriters of their option (the “Option”) to purchase additional new ordinary shares in the form of additional American Depositary Shares (the “Additional ADSs”).

Following the full exercise of the Option, the total number of ordinary shares (each an “Ordinary Share”), of the Company and pre-funded warrants to subscribe for one Ordinary Share each (the “PFW”) issued in the Global Offering amounts to 2,218,467 Ordinary Shares, including 225,373 Ordinary Shares in the form of American Depositary Shares (“ADSs”) and 33,805 Ordinary Shares in the form of Additional ADSs, and 345,099 PFW, resulting in aggregate gross proceeds for the Company of approximately $100 million (corresponding to €86.1 million), before deducting underwriting commissions in respect of the Global Offering and transaction fees related to the Global Offering. The net proceeds of the Global Offering amounts to €80.1 million.

The subscription price of €33.60 per Ordinary Share, corresponding to the offering price of $38.98 per ADS based on an exchange rate of €1.00 = $1.16 as published by the European Central Bank on May 20, 2026, is equal to the volume weighted average price of the Ordinary Shares on the regulated market of Euronext in Paris over the last three trading sessions preceding the pricing of the Global Offering (i.e. May 18, May 19 and May 20, 2026), less a discount of 14.92% and has been determined by the Company pursuant to the 29th resolution of the Company’s combined shareholders’ meeting held on May 19, 2025. The subscription price of each PFW is equal to the subscription price per Ordinary Share issued in the Global Offering minus their nominal value of €0.03 per Ordinary Share.

The Company intends to use the net proceeds from the Global Offering, including the net proceeds from the sale of the Additional ADSs, as follows:

•less than 10% to support the development and advancement of JNJ-1900 (NBTXR3);
•between 50-60% to advance its Nanoprimer and other platforms; and
•between 30-40% for general corporate purposes.

The expected use of proceeds represents the Company’s intentions based upon its current plans and business conditions. The Company cannot predict with certainty all of the particular uses for the net proceeds received upon the completion of Global Offering (including the Additional ADSs) or the amounts that the Company will actually spend on the uses set forth above. The amounts and timing of the Company’s actual expenditures and the extent of clinical development may vary significantly depending on numerous factors, including the progress of the development efforts, the status of and results from preclinical studies and any ongoing clinical trials or clinical trials the Company may commence in the future, as well as any collaborations that the Company may enter into with third parties for its product candidates and any unforeseen cash needs. As a result, the Company’s management will retain broad discretion over the allocation of the net proceeds.

For further details, see Note 10 – Share Capital.